Income Tax (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Tax [Abstract]
Income tax expense	$ 27,040	$ 31,019
Profit before income tax	$ 49,787	$ 104,194